DERIVATIVE WARRANTS LIABILITY - Schedule of derivative warrants liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Outstanding at January 1	$ 202
Changes in fair value	699	$ (798)	$ (2,313)
Outstanding at December 31	0	202
Investor [Member]
Class of Warrant or Right [Line Items]
Outstanding at January 1	202	0
Issued to investors	0	1,000
Exercised	(901)	0
Changes in fair value	699	(798)
Outstanding at December 31	$ 0	$ 202	$ 0